Capital structure, Share Schemes, Movement in Performance Rights on Issue (Details) - Performance Rights [Member]	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
Movement in performance rights on issue [Abstract]
Opening balance (in shares)	31,470,849	31,227,386
Issued (in shares)	20,148,026	10,165,921
Exercised (in shares)	(12,836,169)	(7,518,847)
Forfeited (in shares)	(4,900,543)	(2,403,611)
Closing balance (in shares)	33,882,163	31,470,849
2019 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		06-Nov-20
Vesting date		Jul. 01, 2022
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.1695
Opening balance (in shares)	0	1,659,763
Issued (in shares)		0
Exercised (in shares)		(547,722)
Forfeited (in shares)		(1,112,041)
Closing balance (in shares)		0
2019 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		06-Nov-20
Vesting date		Jul. 01, 2022
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.195
Opening balance (in shares)	0	1,106,509
Issued (in shares)		0
Exercised (in shares)		(1,106,509)
Forfeited (in shares)		0
Closing balance (in shares)		0
2019 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-20
Vesting date		Jul. 01, 2022
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.14
Opening balance (in shares)	0	1,676,363
Issued (in shares)		0
Exercised (in shares)		(553,200)
Forfeited (in shares)		(1,123,163)
Closing balance (in shares)		0
LTI - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		08-Aug-19
Vesting date		Jul. 01, 2022
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.175
Opening balance (in shares)	0	1,125,434
Issued (in shares)		0
Exercised (in shares)		(1,125,434)
Forfeited (in shares)		0
Closing balance (in shares)		0
Sign on Performance Rights - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-19
Vesting date		Jul. 01, 2022
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.1352
Opening balance (in shares)	0	956,145
Issued (in shares)		0
Exercised (in shares)		(956,145)
Forfeited (in shares)		0
Closing balance (in shares)		0
Retention on Employment- Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-19
Vesting date		Jul. 01, 2022
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.1352
Opening balance (in shares)	0	169,457
Issued (in shares)		0
Exercised (in shares)		(169,457)
Forfeited (in shares)		0
Closing balance (in shares)		0
Retention on Employment- Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		15-Jul-19
Vesting date		Jul. 15, 2022
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.185
Opening balance (in shares)	0	256,156
Issued (in shares)		0
Exercised (in shares)		(256,156)
Forfeited (in shares)		0
Closing balance (in shares)		0
Retention on Employment - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Aug-19
Vesting date		Aug. 01, 2022
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.1862
Opening balance (in shares)	0	741,120
Issued (in shares)		0
Exercised (in shares)		(741,120)
Forfeited (in shares)		0
Closing balance (in shares)		0
Special Award [Member]
Movement in performance rights on issue [Abstract]
Grant date		30-Jun-20
Vesting date		Jun. 30, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.13
Opening balance (in shares)	0	280,000
Issued (in shares)		0
Exercised (in shares)		(280,000)
Forfeited (in shares)		0
Closing balance (in shares)		0
Special Award [Member]
Movement in performance rights on issue [Abstract]
Grant date		30-Jun-20
Vesting date		Jun. 30, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.13
Opening balance (in shares)	0	200,000
Issued (in shares)		0
Exercised (in shares)		(200,000)
Forfeited (in shares)		0
Closing balance (in shares)		0
2020 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	06-Nov-20	06-Nov-20
Vesting date	Jul. 01, 2023	Jul. 01, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.1665	$ 0.1665
Opening balance (in shares)	2,016,774	2,016,774
Issued (in shares)	0	0
Exercised (in shares)	(705,871)	0
Forfeited (in shares)	(1,310,903)	0
Closing balance (in shares)	0	2,016,774
2020 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	06-Nov-20	06-Nov-20
Vesting date	Jul. 01, 2023	Jul. 01, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.195	$ 0.195
Opening balance (in shares)	1,344,516	1,344,516
Issued (in shares)	0	0
Exercised (in shares)	(1,344,516)	0
Forfeited (in shares)	0	0
Closing balance (in shares)	0	1,344,516
2020 LTI - Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-20	01-Jul-20
Vesting date	Jul. 01, 2023	Jul. 01, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.137	$ 0.137
Opening balance (in shares)	1,527,255	1,527,255
Issued (in shares)	0	0
Exercised (in shares)	(534,541)	0
Forfeited (in shares)	(992,714)	0
Closing balance (in shares)	0	1,527,255
2020 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-20	01-Jul-20
Vesting date	Jul. 01, 2023	Jul. 01, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.125	$ 0.125
Opening balance (in shares)	2,170,190	2,170,190
Issued (in shares)	0	0
Exercised (in shares)	(2,170,190)	0
Forfeited (in shares)	0	0
Closing balance (in shares)	0	2,170,190
2020 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-20	01-Jul-20
Vesting date	Jul. 01, 2023	Jul. 01, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.137	$ 0.137
Opening balance (in shares)	3,642,025	3,642,025
Issued (in shares)	0	0
Exercised (in shares)	(1,274,711)	0
Forfeited (in shares)	(2,367,314)	0
Closing balance (in shares)	0	3,642,025
2020 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-20	01-Jul-20
Vesting date	Jul. 01, 2023	Jul. 01, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.125	$ 0.125
Opening balance (in shares)	2,428,016	2,428,016
Issued (in shares)	0	0
Exercised (in shares)	(2,428,016)	0
Forfeited (in shares)	0	0
Closing balance (in shares)	0	2,428,016
Retention on Employment - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	30-Sep-20	30-Sep-20
Vesting date	Sep. 30, 2023	Sep. 30, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.12	$ 0.12
Opening balance (in shares)	226,129	226,129
Issued (in shares)	0	0
Exercised (in shares)	(226,129)	0
Forfeited (in shares)	0	0
Closing balance (in shares)	0	226,129
Retention on Employment - Directors [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Feb-21	01-Feb-21
Vesting date	Feb. 01, 2024	Feb. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.33	$ 0.33
Opening balance (in shares)	600,000	600,000
Issued (in shares)	0	0
Exercised (in shares)	(600,000)	0
Forfeited (in shares)	0	0
Closing balance (in shares)	0	600,000
2021 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-21	01-Jul-21
Vesting date	Jul. 01, 2024	Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.371	$ 0.371
Opening balance (in shares)	1,458,852	1,458,852
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	1,458,852	1,458,852
2021 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-21	01-Jul-21
Vesting date	Jul. 01, 2024	Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.33	$ 0.33
Opening balance (in shares)	972,569	972,569
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	972,569	972,569
Retention on Employment - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-21	01-Jul-21
Vesting date	Jul. 01, 2024	Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.33	$ 0.33
Opening balance (in shares)	679,146	679,146
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	679,146	679,146
2021 Cash Bonus Conversion - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-21
Vesting date		Jul. 01, 2022
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.33
Opening balance (in shares)	0	909,173
Issued (in shares)		0
Exercised (in shares)		(909,173)
Forfeited (in shares)		0
Closing balance (in shares)		0
2021 Cash Bonus Conversion - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date		01-Jul-21
Vesting date		Jul. 01, 2022
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.33
Opening balance (in shares)	0	469,740
Issued (in shares)		0
Exercised (in shares)		(469,740)
Forfeited (in shares)		0
Closing balance (in shares)		0
2021 LTI - Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	26-Aug-21	26-Aug-21
Vesting date	Jul. 01, 2024	Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.457	$ 0.457
Opening balance (in shares)	605,125	605,125
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	(27,948)	0
Closing balance (in shares)	577,177	605,125
2021 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	26-Aug-21	26-Aug-21
Vesting date	Jul. 01, 2024	Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.51	$ 0.51
Opening balance (in shares)	1,028,040	1,028,040
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	(83,845)	0
Closing balance (in shares)	944,195	1,028,040
2021 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	05-Nov-21	05-Nov-21
Vesting date	Jul. 01, 2024	Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.724	$ 0.724
Opening balance (in shares)	1,567,975	1,567,975
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	1,567,975	1,567,975
2021 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	05-Nov-21	05-Nov-21
Vesting date	Jul. 01, 2024	Jul. 01, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.79	$ 0.79
Opening balance (in shares)	1,045,316	1,045,316
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	1,045,316	1,045,316
2021 LTI Time Based - Directors [Member]
Movement in performance rights on issue [Abstract]
Grant date		05-Nov-21
Vesting date		Nov. 05, 2022
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares		$ 0.79
Opening balance (in shares)	0	250,598
Issued (in shares)		0
Exercised (in shares)		(204,191)
Forfeited (in shares)		(46,407)
Closing balance (in shares)		0
Retention on Employment - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	16-Nov-21	16-Nov-21
Vesting date	Nov. 16, 2024	Nov. 16, 2024
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.705	$ 0.705
Opening balance (in shares)	115,000	115,000
Issued (in shares)	0	0
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	115,000	115,000
2022 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-22	01-Jul-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.4528	$ 0.4528
Opening balance (in shares)	1,392,806	0
Issued (in shares)	0	1,392,806
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	1,392,806	1,392,806
2022 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-22	01-Jul-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.425	$ 0.425
Opening balance (in shares)	928,538	0
Issued (in shares)	0	928,538
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	928,538	928,538
Retention on Employment - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-22	01-Jul-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.425	$ 0.425
Opening balance (in shares)	35,000	0
Issued (in shares)	0	157,000
Exercised (in shares)	0	0
Forfeited (in shares)	0	(122,000)
Closing balance (in shares)	35,000	35,000
2022 Cash Bonus conversion - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-22	01-Jul-22
Vesting date	Jul. 01, 2023	Jul. 01, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.425	$ 0.425
Opening balance (in shares)	1,207,370	0
Issued (in shares)	0	1,207,370
Exercised (in shares)	(1,207,370)	0
Forfeited (in shares)	0	0
Closing balance (in shares)	0	1,207,370
2022 Cash Bonus Conversion - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-22	01-Jul-22
Vesting date	Jul. 01, 2023	Jul. 01, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.425	$ 0.425
Opening balance (in shares)	929,307	0
Issued (in shares)	0	929,307
Exercised (in shares)	(939,307)	0
Forfeited (in shares)	0	0
Closing balance (in shares)	0	929,307
2022 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	22-Aug-22	22-Aug-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.68	$ 0.68
Opening balance (in shares)	200,000	0
Issued (in shares)	0	200,000
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	200,000	200,000
Retention on Employment - Directors [Member]
Movement in performance rights on issue [Abstract]
Grant date	25-Aug-22	25-Aug-22
Vesting date	Aug. 25, 2025	Aug. 25, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.66	$ 0.66
Opening balance (in shares)	200,000	0
Issued (in shares)	0	200,000
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	200,000	200,000
2022 LTI - Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Sep-22	01-Sep-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.6128	$ 0.6128
Opening balance (in shares)	59,905	0
Issued (in shares)	0	59,905
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	59,905	59,905
2022 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Sep-22	01-Sep-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.65	$ 0.65
Opening balance (in shares)	179,715	0
Issued (in shares)	0	179,715
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	179,715	179,715
2022 LTI - Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	05-Sep-22	05-Sep-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.6448	$ 0.6448
Opening balance (in shares)	306,987	0
Issued (in shares)	0	306,987
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	306,987	306,987
2022 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	05-Sep-22	05-Sep-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.615	$ 0.615
Opening balance (in shares)	204,658	0
Issued (in shares)	0	204,658
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	204,658	204,658
2022 LTI - Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	05-Sep-22	05-Sep-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.578	$ 0.578
Opening balance (in shares)	681,095	0
Issued (in shares)	0	681,095
Exercised (in shares)	0	0
Forfeited (in shares)	(29,455)	0
Closing balance (in shares)	651,640	681,095
2022 LTI - Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	05-Sep-22	05-Sep-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.615	$ 0.615
Opening balance (in shares)	1,050,312	0
Issued (in shares)	0	1,050,312
Exercised (in shares)	0	0
Forfeited (in shares)	(88,364)	0
Closing balance (in shares)	961,948	1,050,312
2022 LTI - Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	04-Nov-22	04-Nov-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.5245	$ 0.5245
Opening balance (in shares)	1,249,442	0
Issued (in shares)	0	1,249,442
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	1,249,442	1,249,442
2022 LTI - Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	04-Nov-22	04-Nov-22
Vesting date	Jul. 01, 2025	Jul. 01, 2025
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.57	$ 0.57
Opening balance (in shares)	832,962	0
Issued (in shares)	0	832,962
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	832,962	832,962
PR's in lieu of directors fees [Member]
Movement in performance rights on issue [Abstract]
Grant date	04-Nov-22	04-Nov-22
Vesting date	Nov. 04, 2023	Nov. 04, 2023
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.57	$ 0.57
Opening balance (in shares)	385,824	0
Issued (in shares)	0	385,824
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Closing balance (in shares)	385,824	385,824
Retention on Employment - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jan-23	01-Jan-23
Vesting date	Jan. 01, 2026	Jan. 01, 2026
Fair value/Market Value per right at grant date (in dollars per share) | $ / shares	$ 0.37	$ 0.37
Opening balance (in shares)	200,000	0
Issued (in shares)	0	200,000
Exercised (in shares)	0
Forfeited (in shares)	0	0
Closing balance (in shares)	200,000	200,000
2023 STI Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-23
Vesting date	Jul. 01, 2024
Opening balance (in shares)	0
Issued (in shares)	548,268
Exercised (in shares)	0
Forfeited (in shares)	0
Closing balance (in shares)	548,268	0
2023 STI Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Jul-23
Vesting date	Jul. 01, 2024
Opening balance (in shares)	0
Issued (in shares)	3,810,642
Exercised (in shares)	0
Forfeited (in shares)	0
Closing balance (in shares)	3,810,642	0
2023 STI Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	03-Nov-23
Vesting date	Jul. 01, 2024
Opening balance (in shares)	0
Issued (in shares)	2,910,454
Exercised (in shares)	0
Forfeited (in shares)	0
Closing balance (in shares)	2,910,454	0
Retention on Employment - Directors [Member]
Movement in performance rights on issue [Abstract]
Grant date	03-Nov-23
Vesting date	Nov. 02, 2024
Opening balance (in shares)	0
Issued (in shares)	1,361,955
Exercised (in shares)	0
Forfeited (in shares)	0
Closing balance (in shares)	1,361,955	0
2023 LTI Time Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	12-Sep-23
Vesting date	Jul. 01, 2026
Opening balance (in shares)	0
Issued (in shares)	2,249,082
Exercised (in shares)	0
Forfeited (in shares)	0
Closing balance (in shares)	2,249,082	0
2023 LTI Performance Based - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	12-Sep-23
Vesting date	Jul. 01, 2026
Opening balance (in shares)	0
Issued (in shares)	1,361,291
Exercised (in shares)	0
Forfeited (in shares)	0
Closing balance (in shares)	1,361,291	0
2023 LTI Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	12-Sep-23
Vesting date	Jul. 01, 2026
Opening balance (in shares)	0
Issued (in shares)	1,533,520
Exercised (in shares)	0
Forfeited (in shares)	0
Closing balance (in shares)	1,533,520	0
2023 LTI Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	12-Sep-23
Vesting date	Jul. 01, 2026
Opening balance (in shares)	0
Issued (in shares)	2,300,279
Exercised (in shares)	0
Forfeited (in shares)	0
Closing balance (in shares)	2,300,279	0
Retention on Employment Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Oct-23
Vesting date	Sep. 30, 2026
Opening balance (in shares)	0
Issued (in shares)	225,000
Exercised (in shares)	0
Forfeited (in shares)	0
Closing balance (in shares)	225,000	0
2023 LTI Time Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	12-Sep-23
Vesting date	Jul. 01, 2026
Opening balance (in shares)	0
Issued (in shares)	1,127,137
Exercised (in shares)	0
Forfeited (in shares)	0
Closing balance (in shares)	1,127,137	0
2023 LTI Performance Based - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	12-Sep-23
Vesting date	Jul. 01, 2026
Opening balance (in shares)	0
Issued (in shares)	1,690,704
Exercised (in shares)	0
Forfeited (in shares)	0
Closing balance (in shares)	1,690,704	0
2023 MD Awards - KMP [Member]
Movement in performance rights on issue [Abstract]
Grant date	01-Oct-23
Vesting date	Oct. 03, 2023
Opening balance (in shares)	0
Issued (in shares)	280,000
Exercised (in shares)	(280,000)
Forfeited (in shares)	0
Closing balance (in shares)	0	0
2023 Cash Bonus Conversion - Staff [Member]
Movement in performance rights on issue [Abstract]
Grant date	29-Sep-23
Vesting date	Oct. 01, 2023
Opening balance (in shares)	0
Issued (in shares)	749,694
Exercised (in shares)	(749,694)
Forfeited (in shares)	0
Closing balance (in shares)	0	0